UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-10531

Nicholas Family of Funds, Inc.
(Exact name of registrant as specified in charter)

700 North Water Street, Milwaukee, Wisconsin 53202
(Address of principal executive offices)	(Zip code)

Jeffrey T. May, Senior Vice President, Secretary and Treasurer
700 North Water Street
Milwaukee, Wisconsin 53202
(Name and address of agent for service)

Registrant's telephone number, including area code: 414-272-4650

Date of fiscal year end: 12/31/2006 Date of reporting period: 09/30/2006

Item 1. Schedule of Investments.

		SCHEDULE OF INVESTMENTS (UNAUDUITED)
		Nicholas Liberty Fund
AS OF: 09/30/06

				VALUE
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Common Stocks ( 84.70%)
-------------------------------------------------------------
Consumer Discretionary - Media ( 11.99%)

	11,100	EchoStar Communications Corporation		$ 363,414
	1,531	Liberty Media Holding Corporation Capital Common - Series A	(*)	127,945
	11,428	Liberty Global, Inc. - Series C	(*)	286,386
	859	Liberty Global, Inc. - Series A	(*)	22,110
	14,628	Radio One, Inc. - Class A	(*)	91,279
	9,568	Salem Communications Corporation		108,214
				----------
				999,348
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Consumer Discretionary - Retail ( 10.74%)

	4,400	Bed Bath & Beyond Inc.	(*)	168,344
	4,600	Family Dollar Stores, Inc.		134,504
	7,713	IAC/InterActiveCorp	(*)	221,826
	2,400	Kohl's Corporation	(*)	155,808
	10,558	Liberty Media Holding Corporation
		Interactive Common - Series A	(*)	215,172
				----------
				895,654
				----------
Consumer Discretionary - Services ( 1.48%)

	12,400	Coinmach Service Corp. - Class A		123,132
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Energy		(7.41%)

	5,800	Exploration Company of Delaware (The)	(*)	55,506
	12,100	Hiland Holdings GP, LP	(*)	242,121
	6,875	Hiland Partners, LP	(*)	320,169
				----------
				617,796
				----------
Financials - Insurance ( 10.68%)

	2,600	Assurant, Inc.		138,866
	7,293	National Financial Partners Corporation		299,232
	4,500	Nationwide Financial Services, Inc.		216,450
	5,020	St. Paul Travelers Companies, Inc.		235,388
				----------
				889,936
				----------
Health Care - Equipment ( 0.40%)

	3,000	DexCom, Inc.	(*)	33,390
				----------

Health Care - Services ( 10.13%)

	7,600	Allion Healthcare, Inc.	(*)	31,768
	10,800	DaVita, Inc.	(*)	624,996
	9,200	Dialysis Corporation of America	(*)	122,820
	2,600	United Surgical Partners International, Inc.	(*)	64,558
				----------
				844,142
				----------
Industrials - Capital Goods ( 0.10%)

	1,000	Basin Water, Inc.	(*)	8,190
				----------

Industrials - Commercial Services & Supplies ( 5.96%)

	2,700	ARAMARK Corporation		88,722
	6,100	Cintas Corporation		249,063
	2,600	Manpower Inc.		159,302
				----------
				497,087
				----------
Information Technology - Hardware & Equipment ( 11.62%)

	8,300	ADC Telecommunications, Inc.	(*)	124,500
	2,300	CDW Corporation		141,864
	7,100	FLIR Systems, Inc.	(*)	192,836
	2,900	Jabil Circuit, Inc.		82,853
	2,000	ScanSource, Inc.	(*)	60,660
	8,076	TESSCO Technologies Incorporated	(*)	237,919
	9,100	Vishay Intertechnology, Inc.	(*)	127,764
				----------
				968,396
				----------
Information Technology - Software & Services ( 12.44%)

4,000	Fiserv, Inc.		(*)	188,360
4,795	Hewitt Associates, Inc.		(*)	116,327
11,400	Keane, Inc.		(*)	164,274
7,900	Microsoft Corporation			215,907
4,000	NAVTEQ Corporation		(*)	104,440
10,300	Wright Express Corporation		(*)	247,818
				----------
				1,037,126
				----------
Telecommunication Services		( 1.75%)

9,100	Asia Satellite Telecommunications Holdings Limited			145,873
				----------
TOTAL Common Stocks	(COST: $	5,639,143)		7,060,070
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SHORT-TERM INVESTMENTS - 14.11%
-------------------------------------------------------------
Commercial Paper	( 10.19%)
$250,000	Fiserv, Inc.
	10/10/06,	5.32%		249,704
300,000	General Mills, Inc.
	10/12/06,	5.31%		299,557
300,000	Morgan Stanley
	10/03/06,	5.26%		299,956
				----------
				849,217
				----------

Variable Rate Demand Note		( 3.92%)
326,712	Wisconsin Corporate Central Credit Union
	10/02/06,	4.99%		326,712
				----------
TOTAL Short-Term Investments (COST: $ 1,175,929)				1,175,929
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TOTAL SECURITY HOLDINGS ( 98.81%):				8,235,999
OTHER ASSETS, NET OF LIABILITIES ( 1.19%):				98,842
				----------
TOTAL NET ASSETS:				$8,334,841
				==========

( ) - % OF NET ASSETS
(*) - NON-INCOME PRODUCING

As of September 30, 2006, investment cost for federal tax purposes was $6,820,274 and the tax basis components of unrealized appreciation/depreciation were as follows:

Unrealized appreciation	$1,731,938
Unrealized depreciation	(316,213)
------------------
Net unrealized appreciation	$1,415,725
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For information on the Fund's policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund's most recent Semiannual or Annual Report to Shareholders.

Item 2. Controls and Procedures.

(a) The Fund's principal executive officer and principal financial officer have concluded that the Fund's disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the Fund in this Form N-Q was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms, based upon such officers' evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.

(b) There were no significant changes or corrective actions with regard to significant deficiencies or material weaknesses in the Fund's internal controls or in other factors that could significantly affect the Fund's internal controls during the last fiscal quarter.

Item 3. Exhibits.

Certifications of Principal Executive Officer and Principal Financial Officer pursuant to Rule 30a-2(a) under the Act, attached hereto as part of EX-99.CERT.

SIGNATURES

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Nicholas Family of Funds, Inc. By: /s/ David O. Nicholas Name: David O. Nicholas Title: Principal Executive Officer

Date: 11/09/2006

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By: /s/ David O. Nicholas Name: David O. Nicholas Title: Principal Executive Officer Date: 11/09/2006 By: /s/ Jeffrey T. May Name: Jeffrey T. May Title: Principal Financial Officer Date: 11/09/2006